Other intangible assets (Details Textual) $ in Thousands, ₽ in Millions, ₨ in Millions	12 Months Ended
	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 RUB (₽)	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)
Global Generics [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss				₨ 86
Global Generics [Member] | India And Europe [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss	₨ 512
saxagliptin [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss				226
Other Segments [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss				99
NuvaRing [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss	270
NuvaRing [Member] | Mayne [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss	907
Generic Prescription Products Portfolio [Member]
Disclosure of detailed information about intangible assets [line items]
Acquisitions through business combinations, intangible assets other than goodwill				7,395	$ 90,000
toripalimab [Member]
Disclosure of detailed information about intangible assets [line items]
Acquisitions through business combinations, intangible assets other than goodwill				824	$ 10,000
Product 1 Related Intangibles [Member] | Global Generic [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss				191
Product 2 Related Intangibles [Member] | Global Generic [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss				₨ 35
Daratumumab Biosimilar [Member]
Disclosure of detailed information about intangible assets [line items]
Acquisitions through business combinations, intangible assets other than goodwill	5,025	$ 58,000
Henlius [Member]
Disclosure of detailed information about intangible assets [line items]
Acquisitions through business combinations, intangible assets other than goodwill	11,243	131,600
Denosumab [Member]
Disclosure of detailed information about intangible assets [line items]
Acquisitions through business combinations, intangible assets other than goodwill	1,764	$ 20,700
Helinorm [Member]
Disclosure of detailed information about intangible assets [line items]
Acquisitions through business combinations, intangible assets other than goodwill	₨ 820		₽ 970